Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

January 31, 2021

AGLO-QTLY-0321
1.813039.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 0.0%
Kogan.Com Ltd.	400	$5,500
Canada - 1.1%
Canadian Pacific Railway Ltd. (a)	3,500	1,176,770
Cayman Islands - 5.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	5,200	1,319,916
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	7,700	1,289,750
Tencent Holdings Ltd.	34,500	3,074,064

TOTAL CAYMAN ISLANDS		5,683,730

Denmark - 1.6%
DSV Panalpina A/S	10,600	1,659,720
France - 5.0%
LVMH Moet Hennessy Louis Vuitton SE	3,800	2,297,463
Sartorius Stedim Biotech	3,500	1,465,362
SR Teleperformance SA	4,900	1,606,716

TOTAL FRANCE		5,369,541

Hong Kong - 1.4%
AIA Group Ltd.	122,400	1,475,747
India - 2.0%
Kotak Mahindra Bank Ltd. (b)	91,344	2,147,512
Ireland - 3.3%
Accenture PLC Class A	7,500	1,814,400
Flutter Entertainment PLC	9,200	1,717,483

TOTAL IRELAND		3,531,883

Japan - 2.8%
Hoya Corp.	11,900	1,521,796
Keyence Corp.	2,700	1,447,114

TOTAL JAPAN		2,968,910

Netherlands - 5.9%
ASML Holding NV (Netherlands)	7,700	4,110,676
NXP Semiconductors NV	13,900	2,230,533

TOTAL NETHERLANDS		6,341,209

Spain - 2.6%
Cellnex Telecom SA (c)	47,042	2,757,913
Sweden - 0.5%
Readly International AB	57,589	509,985
Switzerland - 3.3%
Roche Holding AG (participation certificate)	5,070	1,749,718
Sika AG	6,710	1,825,994

TOTAL SWITZERLAND		3,575,712

United Kingdom - 6.3%
Discoverie Group PLC	123,275	1,145,178
London Stock Exchange Group PLC	14,900	1,768,855
S4 Capital PLC (b)	570,932	3,872,199

TOTAL UNITED KINGDOM		6,786,232

United States of America - 54.1%
Adobe, Inc. (b)	5,700	2,614,989
Alphabet, Inc. Class A (b)	2,000	3,654,720
Amazon.com, Inc. (b)	1,600	5,129,920
AMETEK, Inc.	18,100	2,050,006
Apple, Inc.	13,900	1,834,244
Carrier Global Corp.	28,100	1,081,850
Cintas Corp.	4,000	1,272,480
Costco Wholesale Corp.	4,100	1,444,963
CVS Health Corp.	18,200	1,304,030
Danaher Corp.	7,200	1,712,448
Darling Ingredients, Inc. (b)	39,000	2,418,390
Deckers Outdoor Corp. (b)	8,200	2,394,236
Equinix, Inc.	2,100	1,553,916
Facebook, Inc. Class A (b)	9,100	2,350,803
Inphi Corp. (b)	7,000	1,180,270
Intercontinental Exchange, Inc.	12,400	1,368,340
Intuitive Surgical, Inc. (b)	2,100	1,570,044
Marsh & McLennan Companies, Inc.	14,800	1,626,668
MasterCard, Inc. Class A	8,000	2,530,320
Microsoft Corp.	23,400	5,427,862
NVIDIA Corp.	4,100	2,130,319
ON Semiconductor Corp. (b)	36,100	1,245,089
S&P Global, Inc.	5,000	1,585,000
Synopsys, Inc. (b)	4,500	1,149,525
The AES Corp.	39,700	968,283
Thermo Fisher Scientific, Inc.	5,300	2,701,410
UnitedHealth Group, Inc.	6,400	2,134,912
Zoetis, Inc. Class A	9,400	1,449,950

TOTAL UNITED STATES OF AMERICA		57,884,987

TOTAL COMMON STOCKS
(Cost $71,712,987)		101,875,351

Nonconvertible Preferred Stocks - 3.7%
Korea (South) - 3.7%
Samsung Electronics Co. Ltd.
(Cost $2,363,868)	61,390	4,012,562

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.09% (d)	1,201,026	1,201,266
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	778,722	778,800
TOTAL MONEY MARKET FUNDS
(Cost $1,980,066)		1,980,066
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $76,056,921)		107,867,979
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(850,384)
NET ASSETS - 100%		$107,017,595

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,757,913 or 2.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$542
Fidelity Securities Lending Cash Central Fund	158
Total	$700

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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